Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Capital Lease, Operating Lease and Financing Lease Obligation

At December 31, 2014, payments required on operating leases, capital leases and financing obligations are as follows:

	Operating Leases	Capital Leases	Financing Obligations
2015	$78,525	$6,549	$34,327
2016	74,157	6,434	33,756
2017	64,926	6,751	35,803
2018	64,713	6,131	37,255
2019	54,631	5,013	36,564
Thereafter	411,320	15,545	255,396

Total minimum lease payments	$748,272	46,423	433,101

Less amounts representing interest ranging from 3.6% to 19.6%		(19,779)	(219,875)

Present value of future minimum lease payments		26,644	213,226
Less current maturities		(2,759)	(6,908)

Long-term obligations		$23,885	$206,318